SEGMENT	12 Months Ended
Dec. 31, 2025
SEGMENT
SEGMENT

17.SEGMENT

The Company operates and manages its business as one operating and reportable segment, focused on the research and development of its primary drug candidate, Tinlarebant, along with other early-stage pipelines. The Company has not generated any revenue to date. The CODM reviews financial information on an aggregated basis, including operating expenses by function, to evaluate performance and allocate resources. The future outlook is highly dependent upon the results of its ongoing clinical trials and interactions with regulatory agencies. Such results and interactions are utilized together with assessment of the functional expenses comparing budget versus actuals in order to make decisions regarding the allocation of resources.

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net loss:

	For the Years Ended
	December 31,
	2023	2024	2025
Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense
Research and development	$22,868	$25,867	$35,925
Wages and salaries	1,379	2,144	2,622
Contracted research expenses and clinical trial expenses	20,038	18,057	28,334
Consultancy and professional service fees	881	1,698	3,986
Royalties	118	3,353	120
Other expenses*	452	615	863
Selling, General and administrative	4,578	4,693	8,900
Wages and salaries	1,488	1,683	2,942
Professional service fee	1,794	1,548	3,516
Insurance expense	995	989	1,047
Other expenses*	301	473	1,395
Total operating expenses, excluding share-based compensation	27,446	30,560	44,825
Share-based compensation
Research and development	1,716	3,775	9,147
Selling, General and administrative	2,107	5,212	29,772
Total share-based compensation	3,823	8,987	38,919
Depreciation and amortization expense	399	449	464
Total operating expenses	31,668	39,996	84,208
Operating loss	(31,668)	(39,996)	(84,208)
Interest income	74	3,737	6,640
Interest expense	(25)	(20)	(2)
Other income (expense)	(4)	141	(41)
Income tax expense	9	6	—
Segment and consolidated net loss	$(31,632)	$(36,144)	$(77,611)

*Other expenses include travelling, transportation, rent and utilities expenses.

The CODM does not review assets at a different asset level or category than the amounts disclosed in the Company’s balance sheet. Long-lived assets (property and equipment, net), by geographic area, are primarily located in Hong Kong, Taiwan and the United States as of December 31, 2025.